Income Taxes - Effective Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. federal provision at statutory rate			21.00%	21.00%
State income taxes, net of federal benefit			0.70%	2.90%
Tax credits			0.60%	1.90%
Fair value of financial instruments			(15.60%)	(6.80%)
Stock-based compensation expense			(0.40%)	(0.60%)
Uncertain tax benefits			(0.30%)	(0.90%)
Change in valuation allowance			(6.00%)	(17.50%)
Effective tax rate	0.00%	0.00%	0.00%	(0.00%)